Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 1,972		$ 1,347
Cost of goods sold	(1,267)		(322)
Gross profit	705		1,025
Research and development expenses	781	1,474	2,803	1,990	649
Sales and marketing	397
General and administrative expenses	2,494	3,339	6,509	3,778	1,902
Operating loss	2,967	4,813	8,287	5,768	3,293
Company’s share of losses of companies accounted for at equity, net	99	41	109		742
Finance income	(1,024)		(7,832)		(630)
Finance expenses	877	905	2,014	21	872
Loss before income taxes	2,919	5,759	2,578	5,789	3,535
Taxes on income	13		14
Total comprehensive loss	2,932	5,759	2,592	5,789	3,535
Attributable to:
Non-controlling interests					(53)
Attributable to:
Equity holders of the Company	2,880	5,759	2,592	5,789	3,482
Non-controlling interests	52
Profit loss	$ 2,932	$ 5,759	$ 2,592	$ 5,789	$ 3,535
Basic loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)			$ 0.57	$ 2.83	$ 0.1
Diluted loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)			0.57	$ 2.83	$ 0.11
Previously stated
Attributable to:
Profit loss					$ 3,535
Basic loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 10.85	$ 46.8	14.82
Diluted loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 10.85	$ 46.8	$ 14.82